Business combination - Consideration Paid and Fair Value of Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Gain on business combination		$ 439,487
Minor acquisition of Alberta assets
Disclosure of detailed information about business combination [line items]
Total consideration	$ 19,000
Capital assets	33,900
Asset retirement obligations	(14,900)
Equinor Energy Ireland Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid	488,893
Cash acquired	400,002
Capital assets	768,026
Acquired working capital deficit	(109,134)
Asset retirement obligations	(42,277)
Derivative liability	(51,789)
Deferred tax liability	(36,448)
Net assets acquired	928,380
Gain on business combination	(439,487)
Total net assets acquired, net of gain on business combination	$ 488,893